Non-cash Transactions - Summary of Non-cash Transactions (Parenthetical) (Detail) - ARS ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Disclosure of significant non cash transaction [line items]
Advance investment		$ 52,316,833
Cofesur S.A. [member]
Disclosure of significant non cash transaction [line items]
Advance investment	$ 52,316,833
Interest acquired	2.36%